Quarterly Holdings Report
for

Fidelity® Balanced Fund

November 30, 2019

BAL-QTLY-0120
1.809104.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	2,440,982	$91,244
Entertainment - 2.4%
Activision Blizzard, Inc.	7,031,465	385,535
DouYu International Holdings Ltd. ADR	983,169	7,334
Electronic Arts, Inc. (a)	395,909	39,991
Netflix, Inc. (a)	462,617	145,567
Sea Ltd. ADR (a)	702,458	26,019
The Walt Disney Co.	1,536,919	232,966
Viacom, Inc. Class B (non-vtg.)	131,000	3,153
		840,565
Interactive Media & Services - 3.8%
Alphabet, Inc.:
Class A (a)	127,005	165,626
Class C (a)	451,922	589,740
ANGI Homeservices, Inc. Class A (a)	587,700	4,555
Facebook, Inc. Class A (a)	2,480,529	500,174
Momo, Inc. ADR	200,652	7,510
Tencent Holdings Ltd.	1,012,373	42,717
Twitter, Inc. (a)	730,966	22,594
Wise Talent Information Technology Co. Ltd. (a)	6,540,600	15,273
		1,348,189
Media - 0.1%
Altice U.S.A., Inc. Class A (a)	410,806	10,508
Charter Communications, Inc. Class A (a)	47,074	22,125
Discovery Communications, Inc. Class A (a)(b)	299,963	9,881
		42,514
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	419,199	4,825
T-Mobile U.S., Inc. (a)	253,600	19,920
		24,745

TOTAL COMMUNICATION SERVICES		2,347,257

CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.1%
Aptiv PLC	485,900	45,616
Distributors - 0.1%
LKQ Corp. (a)	1,533,500	54,102
Diversified Consumer Services - 0.0%
Afya Ltd.	273,811	7,541
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	800,000	34,912
Churchill Downs, Inc.	204,500	26,587
Compass Group PLC	2,725,900	66,791
Dunkin' Brands Group, Inc.	287,900	22,039
Marriott International, Inc. Class A	490,637	68,866
McDonald's Corp.	1,044,300	203,095
Wynn Resorts Ltd.	179,800	21,729
		444,019
Household Durables - 0.2%
Lennar Corp. Class A	1,265,400	75,481
Internet & Direct Marketing Retail - 2.6%
Alibaba Group Holding Ltd.	531,500	13,470
Alibaba Group Holding Ltd. sponsored ADR (a)	160,516	32,103
Amazon.com, Inc. (a)	336,100	605,249
Jumia Technologies AG ADR	238,400	1,492
Meituan Dianping Class B (a)	600,795	7,920
MercadoLibre, Inc. (a)	9,500	5,516
Pinduoduo, Inc. ADR (a)	2,587,239	93,011
The Booking Holdings, Inc. (a)	70,300	133,853
Waitr Holdings, Inc. (a)(b)	802,500	305
Wayfair LLC Class A (a)	14,800	1,257
		894,176
Leisure Products - 0.0%
Mattel, Inc. (a)(b)	1,465,800	17,150
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	1,028,200	94,039
Specialty Retail - 1.7%
Burlington Stores, Inc. (a)	149,800	33,705
Carvana Co. Class A (a)	31,613	3,013
Lowe's Companies, Inc.	1,497,900	175,719
The Children's Place Retail Stores, Inc.	169,700	12,263
The Home Depot, Inc.	767,744	169,295
TJX Companies, Inc.	2,431,014	148,608
Ulta Beauty, Inc. (a)	160,800	37,605
		580,208
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	621,650	58,118
PVH Corp.	309,200	29,980
Tapestry, Inc.	1,383,600	37,205
		125,303

TOTAL CONSUMER DISCRETIONARY		2,337,635

CONSUMER STAPLES - 4.7%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	359,327	66,856
Diageo PLC	757,700	30,957
Keurig Dr. Pepper, Inc.	903,900	27,967
Monster Beverage Corp. (a)	907,242	54,271
PepsiCo, Inc.	514,800	69,925
The Coca-Cola Co.	4,101,408	219,015
		468,991
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	135,000	40,474
Kroger Co.	1,770,500	48,405
Performance Food Group Co. (a)	1,007,600	47,418
U.S. Foods Holding Corp. (a)	1,430,600	56,895
Walmart, Inc.	827,000	98,487
		291,679
Food Products - 0.7%
Bunge Ltd.	442,563	23,624
Conagra Brands, Inc.	1,034,600	29,869
Danone SA	346,400	28,503
Mondelez International, Inc.	2,263,100	118,903
The J.M. Smucker Co.	311,700	32,757
		233,656
Household Products - 1.1%
Colgate-Palmolive Co.	1,416,867	96,092
Energizer Holdings, Inc.	903,200	45,061
Procter & Gamble Co.	1,934,800	236,162
		377,315
Personal Products - 0.2%
Coty, Inc. Class A	2,459,270	28,380
Edgewell Personal Care Co. (a)	333,300	10,386
Unilever NV	774,000	46,048
		84,814
Tobacco - 0.6%
Altria Group, Inc.	899,995	44,730
Philip Morris International, Inc.	1,858,799	154,150
		198,880

TOTAL CONSUMER STAPLES		1,655,335

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes, A GE Co. Class A	1,468,500	32,924
NCS Multistage Holdings, Inc. (a)	1,557,939	3,350
Oceaneering International, Inc. (a)	341,591	4,581
		40,855
Oil, Gas & Consumable Fuels - 2.8%
Black Stone Minerals LP	817,900	9,708
BP PLC sponsored ADR	1,300,861	48,678
Brigham Minerals, Inc. Class A	648,400	12,553
Cheniere Energy, Inc. (a)	268,600	16,261
Chevron Corp.	1,407,705	164,884
Devon Energy Corp.	1,106,100	24,213
Diamondback Energy, Inc.	418,400	32,359
EOG Resources, Inc.	1,193,500	84,619
Exxon Mobil Corp.	1,523,243	103,779
Hess Midstream Partners LP	383,700	7,847
Kimbell Royalty Partners LP	1,012,587	14,581
Magnolia Oil & Gas Corp. Class A (a)	2,460,600	26,722
Marathon Petroleum Corp.	180,400	10,939
Noble Energy, Inc.	1,124,500	23,345
Parsley Energy, Inc. Class A	1,463,830	21,928
Phillips 66 Co.	782,717	89,793
Pioneer Natural Resources Co.	516,300	66,004
PrairieSky Royalty Ltd. (b)	736,737	7,604
Rattler Midstream LP	484,600	7,710
Reliance Industries Ltd.	3,468,263	74,981
Suncor Energy, Inc.	1,935,500	60,762
Valero Energy Corp.	642,700	61,371
Viper Energy Partners LP	541,900	12,854
		983,495

TOTAL ENERGY		1,024,350

FINANCIALS - 8.9%
Banks - 3.3%
Bank of America Corp.	11,014,808	367,013
Citigroup, Inc.	2,640,612	198,363
EFG Eurobank Ergasias SA (a)	12,397,500	13,059
First Horizon National Corp.	1,111,674	17,876
Huntington Bancshares, Inc.	6,634,612	98,789
KeyCorp	3,142,200	60,927
M&T Bank Corp.	335,300	55,237
Signature Bank	286,100	35,293
Societe Generale Series A	788,600	24,783
SunTrust Banks, Inc.	625,700	44,325
Synovus Financial Corp.	491,300	18,714
Wells Fargo & Co.	4,123,700	224,577
		1,158,956
Capital Markets - 1.2%
Apollo Global Management LLC Class A	885,300	38,776
BlackRock, Inc. Class A	146,000	72,257
Cboe Global Markets, Inc.	789,411	93,861
E*TRADE Financial Corp.	977,849	43,319
Morgan Stanley	1,805,400	89,331
State Street Corp.	522,100	39,210
Virtu Financial, Inc. Class A (b)	2,376,784	39,455
		416,209
Consumer Finance - 2.2%
360 Finance, Inc. ADR	3,350,730	31,832
Ally Financial, Inc.	1,252,800	39,889
American Express Co.	932,900	112,060
Capital One Financial Corp.	3,256,901	325,723
OneMain Holdings, Inc.	2,999,600	129,253
Qudian, Inc. ADR (a)(b)	1,681,600	8,341
Shriram Transport Finance Co. Ltd.	871,300	13,688
SLM Corp.	2,855,198	24,355
Synchrony Financial	1,551,600	58,045
		743,186
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	90	29,745
Class B (a)	780,000	171,834
StepStone Group Holdings LLC (c)(d)(e)	20,625	16,500
		218,079
Insurance - 1.6%
American International Group, Inc.	1,378,200	72,576
Hartford Financial Services Group, Inc.	1,396,800	86,406
Marsh & McLennan Companies, Inc.	1,130,977	122,225
MetLife, Inc.	1,253,200	62,547
The Travelers Companies, Inc.	932,286	127,462
Willis Group Holdings PLC	434,643	85,381
		556,597

TOTAL FINANCIALS		3,093,027

HEALTH CARE - 9.7%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	636,804	72,557
Amgen, Inc.	1,134,288	266,240
Argenx SE ADR (a)	24,900	3,686
Blueprint Medicines Corp. (a)	171,000	14,029
Global Blood Therapeutics, Inc. (a)	508,946	33,845
Sarepta Therapeutics, Inc. (a)	77,000	8,662
Vertex Pharmaceuticals, Inc. (a)	785,200	174,118
		573,137
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	2,668,600	228,032
Becton, Dickinson & Co.	566,500	146,440
Boston Scientific Corp. (a)	4,883,070	211,193
Danaher Corp.	332,600	48,553
Haemonetics Corp. (a)	323,700	39,038
Hologic, Inc. (a)	378,200	19,409
Intuitive Surgical, Inc. (a)	223,700	132,632
Stryker Corp.	389,800	79,854
		905,151
Health Care Providers & Services - 2.2%
Cigna Corp.	392,200	78,409
HCA Holdings, Inc.	731,300	101,402
Humana, Inc.	455,200	155,328
Molina Healthcare, Inc. (a)	208,100	28,198
UnitedHealth Group, Inc.	1,481,784	414,707
		778,044
Health Care Technology - 0.1%
Change Healthcare, Inc. (b)	1,165,400	15,593
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	22,100	1,434
Thermo Fisher Scientific, Inc.	559,297	175,591
		177,025
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	3,679,500	178,382
Bristol-Myers Squibb Co.	4,698,841	267,552
Bristol-Myers Squibb Co. rights (a)	612,200	1,316
Eli Lilly & Co.	1,375,600	161,427
Horizon Pharma PLC (a)	1,625,900	53,297
Roche Holding AG (participation certificate)	658,657	203,059
Zoetis, Inc. Class A	513,237	61,855
		926,888

TOTAL HEALTH CARE		3,375,838

INDUSTRIALS - 7.5%
Aerospace & Defense - 0.8%
General Dynamics Corp.	147,700	26,843
Northrop Grumman Corp.	171,674	60,390
Raytheon Co.	60,980	13,258
The Boeing Co.	200,820	73,536
United Technologies Corp.	647,652	96,073
		270,100
Air Freight & Logistics - 0.2%
FedEx Corp.	365,652	58,523
United Parcel Service, Inc. Class B	180,191	21,574
		80,097
Airlines - 0.3%
American Airlines Group, Inc.	3,889,446	111,783
Construction & Engineering - 0.6%
AECOM (a)	4,141,257	179,441
Granite Construction, Inc.	1,280,447	32,984
		212,425
Electrical Equipment - 0.7%
Sensata Technologies, Inc. PLC (a)	1,572,301	80,958
Sunrun, Inc. (a)(f)	6,055,801	84,055
Vivint Solar, Inc. (a)(b)(f)	9,391,753	69,029
		234,042
Industrial Conglomerates - 1.3%
3M Co.	394,340	66,947
General Electric Co.	32,658,016	368,056
Honeywell International, Inc.	143,600	25,640
		460,643
Machinery - 0.5%
Allison Transmission Holdings, Inc.	1,015,900	49,170
Caterpillar, Inc.	160,900	23,287
WABCO Holdings, Inc. (a)	703,796	94,837
		167,294
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	66,204	92,529
Professional Services - 0.7%
Nielsen Holdings PLC	11,797,703	230,645
Road & Rail - 1.7%
CSX Corp.	978,250	69,984
Lyft, Inc.	1,574,969	77,142
Norfolk Southern Corp.	1,066,185	206,307
Uber Technologies, Inc.	6,739,400	199,486
Union Pacific Corp.	255,300	44,930
		597,849
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	3,729,584	148,512

TOTAL INDUSTRIALS		2,605,919

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 0.1%
Ericsson (B Shares) sponsored ADR (b)	2,343,200	21,183
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. (a)	3,578,700	42,479
Jabil, Inc.	290,500	11,283
		53,762
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A	443,800	28,452
DXC Technology Co.	257,900	9,627
Fastly, Inc. Class A (b)	1,171,760	23,916
Fidelity National Information Services, Inc.	1,221,500	168,750
FleetCor Technologies, Inc. (a)	35,500	10,896
Genpact Ltd.	707,700	28,803
Global Payments, Inc.	286,900	51,958
GoDaddy, Inc. (a)	131,000	8,696
GreenSky, Inc. Class A (a)(b)	2,565,400	19,087
IBM Corp.	168,000	22,588
MongoDB, Inc. Class A (a)	509,400	75,748
PagSeguro Digital Ltd. (a)	1,565,500	53,133
PayPal Holdings, Inc. (a)	1,068,171	115,373
Square, Inc. (a)	705,700	48,778
Twilio, Inc. Class A (a)(b)	580,600	59,964
Verra Mobility Corp. (a)	1,037,000	15,524
		741,293
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	1,190,700	46,616
Analog Devices, Inc.	203,747	23,013
Applied Materials, Inc.	1,390,800	80,527
Broadcom, Inc.	287,584	90,937
Lam Research Corp.	95,000	25,349
Marvell Technology Group Ltd.	2,727,900	71,935
Mellanox Technologies Ltd. (a)	99,800	11,467
Microchip Technology, Inc. (b)	289,700	27,388
Micron Technology, Inc. (a)	4,206,126	199,833
NVIDIA Corp.	654,542	141,865
NXP Semiconductors NV	1,706,500	197,237
ON Semiconductor Corp. (a)	3,498,976	75,123
Qorvo, Inc. (a)	88,900	9,264
Qualcomm, Inc.	1,018,777	85,119
Sanken Electric Co. Ltd.	636,500	18,498
Skyworks Solutions, Inc.	143,600	14,116
Xilinx, Inc.	45,400	4,212
		1,122,499
Software - 5.2%
Adobe, Inc. (a)	487,316	150,839
Autodesk, Inc. (a)	1,360,091	246,040
Citrix Systems, Inc.	190,250	21,462
Cloudflare, Inc. (a)	481,246	9,375
Elastic NV (a)	365,100	28,993
Everbridge, Inc. (a)	240,184	21,122
HubSpot, Inc. (a)	119,200	17,999
LivePerson, Inc. (a)	1,618,323	64,231
Microsoft Corp.	5,933,712	898,245
Nortonlifelock, Inc.	570,600	14,208
Parametric Technology Corp. (a)	69,511	5,325
Pluralsight, Inc. (a)	531,100	9,023
RealPage, Inc. (a)	131,600	7,242
RingCentral, Inc. (a)	67,100	11,573
Salesforce.com, Inc. (a)	1,047,420	170,614
ShotSpotter, Inc. (a)(b)	173,600	4,257
SS&C Technologies Holdings, Inc.	414,300	24,879
SurveyMonkey (a)	1,218,561	20,801
Talend SA ADR (a)	244,592	9,285
Varonis Systems, Inc. (a)	413,900	32,330
Workday, Inc. Class A (a)	113,100	20,258
Workiva, Inc. (a)	138,100	5,989
Zendesk, Inc. (a)	114,300	9,030
		1,803,120
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	3,784,039	1,011,285
Pure Storage, Inc. Class A (a)	1,097,600	17,638
Samsung Electronics Co. Ltd.	247,600	10,543
Western Digital Corp.	1,741,600	87,655
		1,127,121

TOTAL INFORMATION TECHNOLOGY		4,868,978

MATERIALS - 1.6%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	207,100	48,944
Amyris, Inc. (a)(b)	4,340,500	17,449
CF Industries Holdings, Inc.	520,800	24,066
DowDuPont, Inc.	304,483	19,734
Ecolab, Inc.	130,800	24,416
FMC Corp.	251,000	24,588
Innospec, Inc.	32,168	3,165
LG Chemical Ltd.	55,620	14,431
Linde PLC	268,300	55,326
LyondellBasell Industries NV Class A	221,500	20,498
Olin Corp.	773,972	13,560
Sherwin-Williams Co.	40,300	23,500
The Chemours Co. LLC	1,811,861	28,609
Tronox Holdings PLC	1,132,984	13,120
		331,406
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	90,000	24,156
Summit Materials, Inc. (a)	1,002,600	23,932
		48,088
Containers & Packaging - 0.2%
Avery Dennison Corp.	180,300	23,506
Crown Holdings, Inc. (a)	618,175	46,919
		70,425
Metals & Mining - 0.3%
Commercial Metals Co.	392,304	8,380
Freeport-McMoRan, Inc.	2,149,400	24,460
Kaiser Aluminum Corp.	26,920	2,950
Newmont Goldcorp Corp.	955,191	36,679
Reliance Steel & Aluminum Co.	204,400	24,115
		96,584

TOTAL MATERIALS		546,503

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	318,900	51,828
American Homes 4 Rent Class A	506,600	13,531
American Tower Corp.	855,900	183,188
Ant International Co. Ltd. Class C (a)(d)(e)	4,971,128	36,687
Corporate Office Properties Trust (SBI)	1,098,900	32,066
Crown Castle International Corp.	170,163	22,744
Digital Realty Trust, Inc.	391,700	47,376
Equinix, Inc.	109,500	62,070
Equity Lifestyle Properties, Inc.	307,900	22,809
Front Yard Residential Corp. Class B	2,383,711	27,651
Omega Healthcare Investors, Inc.	251,700	10,579
Potlatch Corp.	392,339	17,039
Prologis, Inc.	980,900	89,801
Simon Property Group, Inc.	60,000	9,073
Store Capital Corp.	221,300	9,009
Welltower, Inc.	732,800	61,973
Weyerhaeuser Co.	1,064,900	31,425
		728,849
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	1,536,700	29,797

TOTAL REAL ESTATE		758,646

UTILITIES - 2.1%
Electric Utilities - 1.3%
Edison International	1,056,885	73,031
Entergy Corp.	365,700	42,564
Evergy, Inc.	277,761	17,574
Exelon Corp.	2,068,525	91,843
FirstEnergy Corp.	947,300	45,177
NextEra Energy, Inc.	571,800	133,698
PPL Corp.	513,667	17,480
Southern Co.	422,431	26,186
		447,553
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	453,131	18,003
The AES Corp.	1,053,700	19,925
		37,928
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	285,500	7,012
Dominion Energy, Inc.	1,650,392	137,164
Public Service Enterprise Group, Inc.	438,316	25,997
Sempra Energy	651,457	95,940
		266,113

TOTAL UTILITIES		751,594

TOTAL COMMON STOCKS
(Cost $17,136,374)		23,365,082
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.52% to 1.9% 12/12/19 to 2/13/20 (g)
(Cost $10,858)	10,870	10,860
	Shares	Value (000s)

Fixed-Income Funds - 31.9%
Fidelity High Income Central Fund (h)	8,315,534	$919,698
Fidelity Investment Grade Bond Central Fund (h)	90,710,701	10,214,025
TOTAL FIXED-INCOME FUNDS
(Cost $11,085,543)		11,133,723

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.61% (i)	429,497,880	429,584
Fidelity Securities Lending Cash Central Fund 1.61% (i)(j)	170,090,965	170,108
TOTAL MONEY MARKET FUNDS
(Cost $599,641)		599,692
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $28,832,416)		35,109,357
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(168,820)
NET ASSETS - 100%		$34,940,537

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,635	Dec. 2019	$256,997	$7,876	$7,876

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,187,000 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,860,000.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$27,888
StepStone Group Holdings LLC	8/19/19	$16,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,228
Fidelity High Income Central Fund	12,994
Fidelity Investment Grade Bond Central Fund	50,221
Fidelity Mortgage Backed Securities Central Fund	5,650
Fidelity Securities Lending Cash Central Fund	617
Total	$71,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$758,795	$171,478	$5,491	$287	$(5,371)	$919,698	35.7%
Fidelity Investment Grade Bond Central Fund	--	10,267,406	61,596	440	7,775	10,214,025	38.2%
Fidelity Mortgage Backed Securities Central Fund	2,590,157	--	2,581,907	83,354	(91,604)	--	0.0%
Total	$3,348,952	$10,438,884	$2,648,994	$84,081	$(89,200)	$11,133,723

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Sunrun, Inc.	$107,296	$--	$15,612	$--	$7,318	$(14,947)	$84,055
Vivint Solar, Inc.	76,160	--	397	--	271	(7,005)	69,029
Total	$183,456	$--	$16,009	$--	$7,589	$(21,952)	$153,084

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.